Dividends - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (GBP per share)	£ 0.1584
Dividends declared before financial statements authorised for issue	£ 774
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		£ 0.3912	£ 0.3760
Cash dividend paid		£ 811	£ 1,325
Scrip dividend		£ 643	£ 56